UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2005

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         February 14, 2006
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: $222,032,151 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
A F L A C Inc
Common
001055102
1,828,019.60
39,380
x
ALL
25,180

14,200
Abbott Laboratories
Common
002824100
415,986.50
10,550
x
ALL
3,800

6,750
Adobe Systems Inc
Common
00724F101
421,344.00
11,400
x
ALL
3,400

8,000
Altria Group Inc
Common
02209S103
5,311,247.04
71,082
x
ALL
30,510

40,572
Amgen Incorporated
Common
031162100
8,921,195.22
113,127
x
ALL
66,323

46,804
Apache Corp
Common
037411105
1,006,079.16
14,683
x
ALL
3,672

11,011
Applied Materials Inc
Common
038222105
6,478,761.90
361,135
x
ALL
248,760

112,375
BB&T Corporation
Common
054937107
929,815.26
22,186
x
ALL
6,927

15,259
BP PLC Sponsored ADRs
Common
055622104
641,750.46
9,993
x
ALL
6,474

3,519
Bank Of America Corp
Common
060505104
1,280,974.75
27,757
x
ALL
11,373

16,384
Beacon Roofing Supply
Common
073685109
3,180,698.30
110,710
x
ALL
79,845

30,865
Becton Dickinson & Co.
Common
075887109
2,863,112.40
47,655
x
ALL
34,315

13,340
Bed Bath & Beyond
Common
075896100
6,141,378.90
169,886
x
ALL
116,430

53,456
Bellsouth Corporation
Common
079860102
225,661.70
8,327
x
ALL
2,500

5,827
Berkshire Hathaway Cl A
Common
084670108
354,400.00
4
x
ALL
2

2
Berkshire Hathaway Cl B
Common
084670207
1,620,396.00
552
x
ALL
361

191
Biomet Incorporated
Common
090613100
5,692,925.04
155,672
x
ALL
101,825

53,847
Capital One Financial Cp
Common
14040H105
474,917.04
5,497
x
ALL
0

5,497
Caremark RX Inc.
Common
141705103
2,074,707.40
40,060
x
ALL
33,750

6,310
Carmax Inc
Common
143130102
5,466,246.40
197,480
x
ALL
133,380

64,100
ChevronTexaco Corporation
Common
166764100
483,907.48
8,524
x
ALL
2,608

5,916
Cisco Systems Inc
Common
17275R102
619,692.64
36,197
x
ALL
15,322

20,875
Cintas Corp
Common
172908105
4,512,248.91
109,707
x
ALL
76,297

33,410
Citigroup Inc
Common
172967101
1,511,175.67
31,139
x
ALL
19,613

11,526










Page Total


62,456,641.77





















12/31/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Coca Cola Company
Common
191216100
369,320.22
9,162
x
ALL
5,762

3,400
Dentsply Intl Inc
Common
249030107
644,280.00
12,000
x
ALL
8,700

3,300
Dominion Res Inc Va New
Common
25746U109
553,832.80
7,174
x
ALL
4,639

2,535
Donaldson
Common
257651109
3,907,425.00
122,875
x
ALL
86,000

36,875
Du Pont E I De Nemour&Co
Common
263534109
280,500.00
6,600
x
ALL
600

6,000
Ecolab, Inc.
Common
278865100
2,782,090.35
76,705
x
ALL
60,090

16,615
Emerson Electric Co
Common
291011104
814,752.90
10,907
x
ALL
6,177

4,730
Equitable Res Inc
Common
294549100
550,350.00
15,000
x
ALL
15,000

0
Exxon Mobil Corporation
Common
30231G102
4,775,276.43
85,015
x
ALL
38,606

46,409
Factset Research Systems
Common
303075105
1,645,149.72
39,970
x
ALL
24,191

15,779
Fastenal Co
Common
311900104
549,776.50
14,050
x
ALL
9,800

4,250
Freddie Mac Voting Shs
Common
313400301
1,250,472.25
19,135
x
ALL
13,110

6,025
Fortune Brands Inc
Common
349631101
759,134.60
9,730
x
ALL
5,730

4,000
Forward Air, Inc.
Common
349853101
628,547.50
17,150
x
ALL
6,900

10,250
Galleher Group PLC
Common
363595109
240,640.00
4,000
x
ALL
0

4,000
General Electric Company
Common
369604103
4,866,290.48
138,839
x
ALL
65,289

73,550
Gentex Corp
Common
371901109
4,749,322.50
243,555
x
ALL
169,880

73,675
GlaxoSmithkline PLC  ADRs
Common
37733W105
258,760.48
5,126
x
ALL
850

4,276
H C C Insurance Holdings
Common
404132102
5,247,661.44
176,808
x
ALL
120,574

56,234
Harley Davidson Inc
Common
412822108
3,101,551.64
60,236
x
ALL
43,355

16,881
Harte-Hanks Incorporated
Common
416196103
2,540,433.35
96,265
x
ALL
71,100

25,165
Hlth Mgmt Assoc Cl A
Common
421933102
3,532,485.60
160,860
x
ALL
118,575

42,285
Home Depot Inc
Common
437076102
354,200.00
8,750
x
ALL
2,000

6,750
Intel Corp
Common
458140100
2,265,452.04
90,763
x
ALL
36,310

54,453










Page Total


46,667,705.80
















12/31/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Int'l Business Machines
Common
459200101
352,638.00
4,290
x
ALL
750

3,540
J P Morgan Chase & Co
Common
46625H100
290,610.18
7,322
x
ALL
6,407

915
Johnson & Johnson
Common
478160104
4,725,482.70
78,627
x
ALL
49,079

29,548
Kimberly-Clark Corp
Common
494368103
272,898.75
4,575
x
ALL
1,400

3,175
Kinder Morgan Energy Partners
Common
494550106
215,190.00
4,500
x
ALL
500

4,000
Kinder Morgan Inc
Common
49455P101
496,530.00
5,400
x
ALL
1,400

4,000
LECG Corp.
Common
523234102
557,898.00
32,100
x
ALL
29,500

2,600
Lilly Eli & Company
Common
532457108
3,078,778.95
54,405
x
ALL
42,395

12,010
Linear Technology Corp
Common
535678106
4,106,966.27
113,861
x
ALL
84,735

29,126
Littelfuse Inc
Common
537008104
319,642.50
11,730
x
ALL
3,680

8,050
Lowes Companies Inc
Common
548661107
5,579,308.68
83,698
x
ALL
48,268

35,430
Manulife Financial Corp
Common
56501R106
505,386.00
8,595
x
ALL
0

8,595
Markel Corp
Common
570535104
7,338,439.30
23,146
x
ALL
430

22,716
Marlin Business Services Corp
Common
571157106
2,626,705.50
109,950
x
ALL
81,100

28,850
McGraw-Hill Cos
Common
580645109
4,111,555.05
79,635
x
ALL
52,575

27,060
Medtronic Inc
Common
585055106
7,051,403.88
122,484
x
ALL
67,653

54,831
Merck & Co Inc
Common
589331107
394,762.10
12,410
x
ALL
3,160

9,250
Microsoft Corp
Common
594918104
4,648,514.69
177,763
x
ALL
120,561

57,202
Moodys Corp
Common
615369105
951,272.96
15,488
x
ALL
7,638

7,850
National Instruments Corp
Common
636518102
1,477,825.50
46,110
x
ALL
32,025

14,085
Nokia Corp Sponsored ADR
Common
654902204
3,834,722.87
209,548
x
ALL
136,208

73,340
Norfolk Southern Corp
Common
655844108
383,296.50
8,550
x
ALL
550

8,000
North Fork Bancorp Inc
Common
659424105
3,731,986.08
136,403
x
ALL
89,591

46,812
Nuveen VA Premium Fund
Common
67064R102
388,086.97
24,301
x
ALL
700

23,601










Page Total


57,439,901.43





















12/31/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















PNC Finl Svcs Group
Common
693475105
1,545,750.00
25,000
x
ALL
25,000

0
PPG Industries
Common
693506107
347,400.00
6,000
x
ALL
5,700

300
Paychex Inc
Common
704326107
3,323,334.04
87,181
x
ALL
62,411

24,770
Pepsico Incorporated
Common
713448108
4,908,661.80
83,085
x
ALL
51,678

31,407
PetSmart
Common
716768106
3,822,573.23
148,970
x
ALL
103,485

45,485
Pfizer Incorporated
Common
717081103
1,233,900.56
52,912
x
ALL
9,447

43,465
Plum Creek Timber Co
Common
729251108
1,143,974.65
31,733
x
ALL
6,282

25,451
Portfolio Recovery Assc.
Common
73640Q105
3,010,473.00
64,825
x
ALL
47,735

17,090
Procter & Gamble Co
Common
742718109
5,572,532.96
96,277
x
ALL
62,682

33,595
Progressive Corp.
Common
743315103
373,696.00
3,200
x
ALL
3,000

200
Resmed Inc
Common
761152107
1,102,944.90
28,790
x
ALL
15,140

13,650
Royal Dutch Shell PLC A
Common
780259206
568,721.01
9,249
x
ALL
2,849

6,400
S P D R TRUST Unit SR
Common
78462F103
264,832.77
2,127
x
ALL
527

1,600
Salix Pharmaceuticals
Common
795435106
2,399,582.10
136,495
x
ALL
94,785

41,710
The Southern Company
Common
842587107
554,137.44
16,048
x
ALL
3,498

12,550
Suntrust Banks Inc
Common
867914103
694,130.40
9,540
x
ALL
7,812

1,728
Sysco Corp
Common
871829107
4,109,933.25
132,365
x
ALL
92,385

39,980
Texas Instruments Inc
Common
882508104
2,723,224.05
84,915
x
ALL
61,470

23,445
3m Company
Common
88579Y101
558,000.00
7,200
x
ALL
2,700

4,500
Tiffany & Co New
Common
886547108
4,448,532.20
116,180
x
ALL
80,290

35,890
Utd Dominion Realty Tr
Common
910197102
289,296.48
12,342
x
ALL
1,900

10,442
United Parcel Service B
Common
911312106
1,270,035.00
16,900
x
ALL
5,600

11,300
United Technologies Corp
Common
913017109
380,188.00
6,800
x
ALL
400

6,400
Unitedhealth Group Inc
Common
91324P102
243,588.80
3,920
x
ALL
2,320

1,600










Page Total


44,889,442.64
















12/31/2005
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Verizon Communications
Common
92343V104
340,536.72
11,306
x
ALL
4,707

6,599
Vodafone Group Plc Adr
Common
92857W100
3,056,727.16
142,372
x
ALL
59,340

83,032
Wachovia Corp New
Common
929903102
1,411,436.74
26,701
x
ALL
19,848

6,853
Wal-Mart Stores Inc
Common
931142103
231,847.20
4,954
x
ALL
2,645

2,309
Washington Mutual Inc
Common
939322103
1,750,353.00
40,238
x
ALL
26,513

13,725
Washington REIT
Common
939653101
297,430.00
9,800
x
ALL
5,800

4,000
Wells Fargo & Co New
Common
949746101
717,267.28
11,416
x
ALL
3,516

7,900
Wilmington Trust Corp
Common
971807102
713,609.40
18,340
x
ALL
7,800

10,540
Wrigley Wm JR Co
Common
982526105
492,026.00
7,400
x
ALL
4,800

2,600
Wyeth
Common
983024100
1,241,356.15
26,945
x
ALL
8,200

18,745
Zimmer Holdings Inc
Common
98956P102
325,870.08
4,832
x
ALL
1,060

3,772










Page Total


10,578,459.73
















Grand Total


222,032,151.37



























